COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

Litigation

Occasionally, the Company may be involved in claims and legal proceedings arising from the ordinary course of its business. The Company records a provision for a liability when it believes that is both probable that a liability has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s condensed consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.

The related legal costs are expensed as incurred.

On September 24, 2024, a prospective lender filed a claim against the Company for an alleged breach of a non-binding term sheet made on June 7, 2024. The Company and its counsel believe the claim is without merit however the courts have mandated mediation. After consideration of business factors the parties executed a settlement agreement in June 2025 with the Company agreeing to pay $65,000 with no admission of wrongdoing. The Company accrued the $65,000 at May 31, 2025.

Operating Lease

On March 10, 2021, the Company entered into a 10 year lease agreement for a manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month. The base rent increase by 3% per annum commencing May 1, 2024. The Company paid a security deposit of $15,880.

On February 5, 2024, the Company entered into a 3-year lease agreement for a vehicle commencing February 5, 2024 through to February 5, 2027 with a minimum base rent of $1,223 per month. The Company paid a down payment of $9,357.

On March 11, 2025, the Company entered into a 3-year lease agreement for a vehicle commencing March 11, 2025 through to March 11, 2028 with a minimum base rent of $1,286 per month. The Company paid a down payment of $13,188. The Company recorded the right of use asset of $53,739 with a corresponding adjustment to operating lease liability.

The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. Rent expense and operating lease cost was $58,219 and $62,013 for the three months ended May 31, 2025 and May 31, 2024, respectively.

Maturity of Lease Liabilities	Operating Leases
May 31, 2026	$245,173

May 31, 2027	239,242

May 31, 2028	222,427

May 31, 2029	207,558

May 31, 2030	207,558

May 31, 2031 and after	190,262

Total lease payments	1,312,220
Less: Interest	(284,485)
Present value of lease liabilities	$1,027,735

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

13. COMMITMENTS AND CONTINGENCIES

Litigation

Occasionally, the Company may be involved in claims and legal proceedings arising from the ordinary course of its business. The Company records a provision for a liability when it believes that is both probable that a liability has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s condensed consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.

The related legal costs are expensed as incurred.

On September 24, 2024, a prospective lender filed a claim against the Company for an alleged breach of a non-binding term sheet made on June 7, 2024. This claim is an example of predatory lending practices for which the Company has filed a notice of dismissal in the relevant jurisdiction. The Company and its counsel believe the claim is without merit. However, the courts have mandated mediation, and it appears that the parties may reach a settlement in the near future. The Company has made no accruals.

Operating Lease

On March 10, 2021, the Company entered into a 10 year lease agreement for q manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month. The base rent increase by 3% per annum commencing May 1, 2024. The Company paid a security deposit of $15,880.

On September 30, 2021, the Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to September 30, 2024 with a minimum base rent of $1,538 per month. The Company paid a down payment of $18,462.

On February 5, 2024, the Company entered into a 3-year lease agreement for a vehicle commencing February 5, 2024 through to February 5, 2027 with a minimum base rent of $1,223 per month. The Company paid a down payment of $9,357.

The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. Rent expense and operating lease cost was $240,731 and $260,406 for the years ended February 28, 2025 and February 29, 2024, respectively.

Maturity of Lease Liabilities	Operating Leases
February 28, 2026	$225,348
February 28, 2027	223,866
February 29, 2028	207,558
February 28, 2029	207,558
February 28, 2030	207,558
February 28, 2031 and after	242,151
Total lease payments	1,314,039
Less: Interest	(306,177)
Present value of lease liabilities	$1,007,862

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS